CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Operating activities
Net loss		$ (49,238)	$ (19,408)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		75	79
Amortization of intangible assets		2,162	2,732
Amortization of right-of-use asset		298	391
Amortization of debt discount and deferred financing cost		37	862
Accrued interest expense		16	817
Accrued monitoring fee			273
Deferred income taxes		(3,570)	(635)
Provision for credit loss expense		(11)
Stock-based compensation expense		1,080	2,831
(Gain) loss on foreign currency transactions		(44)	316
Loss on change in fair value of derivative liability		4,714	3,152
Loss on debt extinguishment			1,052
Gain on contract to issue common stock			(68)
Impairment of goodwill		36,056	(0)
Change in operating assets and liabilities:
Accounts receivable and other receivables		300	372
Prepaid expenses and other current assets		719	162
Other assets		(37)	23
Accounts payable		499	(453)
Accrued liabilities		(5,876)	771
Operating lease liabilities		(306)	(407)
Deferred revenue		360	(187)
Net cash used in operating activities		(12,766)	(7,325)
Investing activities
Purchases of property and equipment		(57)	(30)
Investment in capitalized software
Cash acquired in connection with Business Combination		10,003
Net cash provided by (used in) investing activities		9,946	(30)
Financing activities
Proceeds from issuance of pre-paid purchase, net of issuance cost			6,480
Net equity investment from parent
Repayment of CXApp acquisition liability
Net proceeds from issuance of promissory note		3,000
Repayment of related party promissory note		(328)	(500)
Warrant exercise – net		4,948
Net cash provided by financing activities		7,620	5,980
Effect of exchange rate changes on cash and cash equivalents		(28)	(20)
Net increase in cash and cash equivalents		4,772	(1,395)
Cash and cash equivalents, beginning of period		1,503	6,275
Cash and cash equivalents, end of period	$ 1,503	6,275	4,880
Supplemental disclosures of cash flow information
Cash paid for taxes		4	29
Cash paid for interest		18	56
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability		230	393
Noncash investment from parent
Class A Common Stock and Class C Common Stock issued in connection with Business Combination		69,928
Financing of Director and Officer Insurance		671	225
Common shares issued for debt extinguishment			6,579
Common shares issued as commitment shares			62
Warrant exercise – cashless		549
Warrant exchange to Class A common stock		4,914
Predecessor [Member]
Operating activities
Net loss	(4,380)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	228
Amortization of intangible assets	806
Amortization of right-of-use asset	40
Amortization of debt discount and deferred financing cost
Accrued interest expense
Accrued monitoring fee
Deferred income taxes
Provision for credit loss expense
Stock-based compensation expense	158
(Gain) loss on foreign currency transactions	(32)
Loss on change in fair value of derivative liability
Loss on debt extinguishment
Gain on contract to issue common stock
Impairment of goodwill	(0)
Change in operating assets and liabilities:
Accounts receivable and other receivables	(857)
Prepaid expenses and other current assets	(20)
Other assets
Accounts payable	(796)
Accrued liabilities	(787)
Operating lease liabilities	(38)
Deferred revenue	534
Net cash used in operating activities	(5,144)
Investing activities
Purchases of property and equipment	(9)
Investment in capitalized software	(45)
Cash acquired in connection with Business Combination
Net cash provided by (used in) investing activities	(54)
Financing activities
Proceeds from issuance of pre-paid purchase, net of issuance cost
Net equity investment from parent	9,089
Repayment of CXApp acquisition liability	(197)
Net proceeds from issuance of promissory note
Repayment of related party promissory note
Warrant exercise – net
Net cash provided by financing activities	8,892
Effect of exchange rate changes on cash and cash equivalents	1
Net increase in cash and cash equivalents	3,695
Cash and cash equivalents, beginning of period	6,308	$ 10,003
Cash and cash equivalents, end of period	10,003
Supplemental disclosures of cash flow information
Cash paid for taxes
Cash paid for interest
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability
Noncash investment from parent	409
Class A Common Stock and Class C Common Stock issued in connection with Business Combination
Financing of Director and Officer Insurance
Common shares issued for debt extinguishment
Common shares issued as commitment shares
Warrant exercise – cashless
Warrant exchange to Class A common stock